Organization and Business Operations - Additional Information (Details)		9 Months Ended		12 Months Ended
	Feb. 05, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Aug. 23, 2020 USD ($) $ / shares	Aug. 20, 2020 subsidiary	Dec. 31, 2018 USD ($) $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unit price (in dollars per Unit) | $ / shares		$ 64.96		$ 64.96
Common stock, value				$ 0				$ 0
Proceeds from sale of Private Placement Warrants to Sponsor				$ 46,000,000
Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unit price (in dollars per Unit) | $ / shares		76.93		$ 22.80
Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unit price (in dollars per Unit) | $ / shares		$ 22.80		$ 17.38
Proceeds from sale of Units in initial public offering		$ 100,000,000		$ 100,000,000
Luminar
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Maximum percentage of outstanding capital stock		7.50%
Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value | $ / shares		$ 0.00001		$ 0.00001	$ 0.00001			$ 0.00001
Common stock, value		$ 0		$ 0
Class B Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value | $ / shares		$ 0.00001		$ 0.00001
Common stock, value		$ 0		$ 0
Gores Metropoulos, Inc.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of subsidiaries | subsidiary							2
Maximum percentage of outstanding capital stock						7.50%
Amount placed in trust account			$ 400,000,000	400,000,000
Proceeds from sale of Units in initial public offering	$ 400,000,000	$ 400,000,000	400,000,000	400,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			$ 10,000,000	$ 10,000,000
Maximum maturity period		180 days		180 days
Regulatory withdrawal of interest from trust account, annual limit		$ 750,000		$ 750,000
Regulatory withdrawal of interest from trust account, maximum period		24 months		24 months
Redemption percentage if business combination is not completed		100.00%		100.00%
Dissolution expenses, maximum allowed		$ 100,000		$ 100,000
Gores Metropoulos, Inc. | Sponsor, Officers and Directors
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percentage of shares		20.00%
Gores Metropoulos, Inc. | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of months to complete business combination		24 months		24 months
Threshold net tangible assets		$ 5,000,001		$ 5,000,001
Number of days to redeem the shares if Business combination is not completed		10 days		10 days
Gores Metropoulos, Inc. | Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of fair market value		80.00%		80.00%
Gores Metropoulos, Inc. | Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of Private Placement Warrants to Sponsor	$ 10,000,000	$ 10,000,000
Gores Metropoulos, Inc. | Luminar
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, value						$ 2,928,828,692
Maximum aggregate amount of additional capital raised						$ 30,000,000
Gores Metropoulos, Inc. | Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001				$ 0.0001
Unit price (in dollars per Unit) | $ / shares			$ 10.00	$ 10.00
Common stock, value		$ 158		$ 129
Gores Metropoulos, Inc. | Class A Common Stock | Luminar
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value | $ / shares						$ 0.0001
Unit price (in dollars per Unit) | $ / shares						10.00
Gores Metropoulos, Inc. | Class B Common Stock | Luminar
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value | $ / shares						0.001
Unit price (in dollars per Unit) | $ / shares						$ 10.00